Capital Management, Corporate Governance Transparency Policy and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Banks's Shareholders
As of December 31, 2024, the Bank’s shareholders are:

Full name / corporate name	Participating Interest	Voting Interest
Fideicomiso de Garantía JHB BMA (1)	17.28	19.65
Carballo Delfín Jorge Ezequiel	19.27	20.87
ANSES FGS Law No. 26425	28.80	26.91
Grouped shareholders (Local stock exchanges)	11.81	11.23
Grouped shareholders (Foreign stock exchanges)	22.84	21.34

(1)
As of the date of issuance of these consolidated Financial Statements and due to the passing of Mr. Jorge Horacio Brito on November 20, 2020 and as a testamentary disposition, his shares were transferred to Fideicomiso de Garantía JHB BMA, which beneficiaries are his forced heirs.

Summary of Minimum Capital Requirements Measured on Consolidated Basis
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the monthly position of December 2024, together with the integration thereof (computable equity) as of the end of such month:

Item	12/31/2024
Minimum capital requirements	936,239,064
Computable equity	3,719,904,297

Capital surplus	2,783,665,233

Summary of Allowance for Credit Losses
The following chart shows the composition of loan loss allowances according to the type of financial instrument as of December 31, 2024, and 2023:

Composition	12/31/2024	12/31/2023
Loans and other financing	123,354,597	116,827,575
Loans commitment	7,906,939	4,739,962
Other debt securities at amortized cost	608,845	1,896,337
Other financial assets	279,916	1,296,294
Other debt securities at fair value through OCI	83,741	121,569
Financial assets delivered as a guarantee	4,975	2,557

Total	132,239,013	124,884,294

Summary of Key Economic Variables or Assumptions
The following table shows the estimated values for the main macroeconomic variables used in the models for each scenario (base case, alternative 1 and alternative 2), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned probabilities	2025	2026	2027
		%	%	%	%
GDP growth %	Base case	65	5.00	4.99	3.04
	Alternative 1	30	2.52	3.49	4.48
	Alternative 2	5	0.48	2.01	4.51
Interest rates %	Base case	65	68.25	42.00	28.00
	Alternative 1	30	64.75	54.25	35.00
	Alternative 2	5	92.75	64.75	49.00

Summary of Aging Analysis of Performing Loans in Arrears
The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2024		12/31/2023
	Weighted PD	% Gross carrying amount	Weighted PD	% Gross carrying amount
Performing	1.53%	96.83%	1.13%	96.32%
High grade	0.68%	85.76%	0.66%	88.70%
Standard grade	4.56%	6.06%	4.06%	4.53%
Sub-standard grade	12.19%	5.01%	10.39%	3.09%
Past due but not impaired	34.61%	2.05%	46.56%	2.62%
Impaired	100.00%	1.12%	100.00%	1.06%

Total		100.00		100.00

Exposure at default (EAD)
The EAD represents the exposure of a financial instrument on the date of the analysis, i.e. the level to which the Bank is exposed to credit risk in the event of a potential default by the counterparty.
To calculate the EAD, segmentation is performed at product level, according to the following differentiation:

•
Products with no exposure certainty: in the case of revolving products (credit cards and saving accounts) in stages 1 and 2, in order to calculate the EAD, it is necessary to estimate a credit conversion factor (CCF). For these transactions, the CCF represents the average percentage of exposure increase that may be observed in a contract from measurement to default. For these products, in stage 3, no additional increase is considered in the exposure.

•
Products with exposure certainty: in these types of products (generally amortizable loans), future exposure is known because the counterparty cannot increase its exposure beyond what was agreed upon in the contractual schedule. Therefore, the CCF does not apply to these products, and the EAD varies at each moment in time by reflecting the amortization of the loan balance due.

Loss given default (LGD)
LGD is the estimated loss in the case of default. It is based on the difference between all contractual cash flows and the cash flows expected by the lender (i.e., all cash shortfalls), considering the proceeds from the realization of collateral.
It is the supplement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the amount at default is compared with the present value of the amounts recovered after the date of default.
LGD varies based on the type of counterparty, aging, type of claim and the existence of guarantees securing credits. It is expressed as a percentage of the loss for EAD.
Just as the PDs, to assess the LGD, a distinction is made per customer in individual analyses and per product in the case of customers analyzed collectively. The Bank bases its estimates on the historical information observed regarding the recoveries obtained on customers or default transactions, discounted at the effective interest rate of such agreements and measured upon default.
Once the recovery rates are obtained, this behavior is projected through the triangle method to estimate the periods with less maturity. Finally, the weighted average of the loss for each portfolio is determined.

The LGDs are also amended by the macroeconomic models applied for the prospective vision.
Customers analyzed on an individual basis
:
The Bank’s credit risk impairment assessment model is set to analyze individually all Corporate Portfolio customers, as defined by the BCRA, financial institutions, the public sector and government and private securities.
To make such an assessment, some objective data were defined to analyze whether there is a SICR and to determine whether it should be reclassified to stage 2 or to stage 3 when a default is produced or expected, or whether they should remain in stage 1. Those events comprise mainly material delays in the main credit lines granted, the Bank’s legal action for the assistance granted, the petition for insolvency proceedings or bankruptcy, and past due loans with pending principal, among others.
All the customers subject to the individual analysis are examined on a monthly basis to define the stage, following different criteria for each one of them:
Stage 1: the customers whose individual assessment reflects the following characteristics are deemed included:

•	The financial instruments did not experience significant risk increases.

•	The customer’s cash flow analysis shows that it has the ability to meet all its obligations adequately.

•	It has a liquid financial position, with low level of indebtedness.

•	Cash flows are not subject to drastic changes in the event of major variations in the behavior of own and sector variables.

•	It regularly pays its obligations, even when it suffers minor and insignificant delays.
This stage also includes:

•
The customers previously included in stages 2 or 3 who are verified to have improved their credit risk indicators and meet the parameters defined for stage 1, through an individual analysis at the date of the study, as long as they have stayed a minimum period of 90 days in Stage 2.

Stage 2: this stage includes the customers that, based on the individual analysis of their payment capacity, have a SICR that is not sufficiently severe to set default as defined for stage 3.
Some elements considered upon defining the existence of a significant increase in credit risk are:

•	Profitability, liquidity and solvency indicators that tend to weaken, or some of the indications of impairment:

•	There is a significant increase in payables without a consistent rise in revenues.

•	There is a major decline in operating margins, or existence of operating loss.

•	There are adverse changes in the context that exert a negative effect on future financial flows.

•	There is a drastic decline in demand or negative changes in the business plans.

•	There are significant changes in the value of the guarantees received.

•	The arrears in payment to the Bank are due to current operating or extraordinary circumstances, and a prompt resolution is expected.
This stage also includes:

•	The customers that, having been included in stage 3, improved their credit risk indicators and are no longer at default, but which status prevents them from being reclassified to stage 1.

•	Refinanced customers that have paid at least 20% of the capital owed and also fulfill the rest of the indicators to be considered in Stage 2.

Stage 3: it includes the customers that, after an individual analysis, experience some of the following situations:

•	Significant delays in the main credit lines granted, with no agreement with the Bank.

•	Have been subject to complaints filed the Bank for the recovery of the assistance granted.

•	Filed for insolvency proceedings or went into bankruptcy

•	Refinance their payables systematically and have still not settled over 20% of the refinanced principal.

•	Cash flows analysis shows that it is highly unlikely that the customer may meet all its obligations in the agreed-upon conditions.
The Credit and Collections Department analyzes all the portfolio under this approach, with special emphasis on customers in stages 2 and 3 in the previous month and those showing objective data that could evidence the existence of a SICR. The study is supplemented with the macroeconomic context and other news in relation to the performance of customers. Its staging proposal is submitted to the consideration of Wholesale Risk Management and Credit Recovery Management Departments, which incorporate their own vision of the customer or the activity sector. The final assessment of the stage assigned to each customer is approved by the Credit Risk Management and is used as an input to estimate the ECL of the customers analyzed on an individual basis.
ECL calculation for customers included in an individual analysis
:
Stage 1: the estimates of the customers classified in stage 1 arise from the parameters under expected credit loss models, whose characteristics are described in the previous sections on PD, EAD and LGD.
Stages 2 and 3: based on the evidence gathered upon the analysis, the Credit Risk Management –considering the level of progress of collection negotiations, as well as the evidence from a potential sale of collateral received or other credit improvements making up the contractual terms– prepares three potential recovery scenarios for each credit transaction of stage 2 and 3 customers, calculating the current value of expected flows for each scenario, which are weighted in view of their probability of occurrence. The expected loss of each transaction is the difference between the book payable of each transaction and the present weighted value of expected cash flows.

52.1.2	Prospective information used in ECL models
The calculation of ECL for risk impairment includes and is adjusted prospectively with respect to the portfolio behavior. To such end, the Bank examines the macroeconomics variables which have an impact on PD and LGD and designed 4 models for the case of PD: Retail, Agro, Pymes (for clients under collective analysis) and Corporate (for clients under individual analysis); and 2 models for the case of LGD: Consumer, and Commercial and Comparable to Consumer.
The main economic variables that impact on the expected losses used to calculate ECL for each economic scenario are changes in GDP, changes in interest rates, among others.
As established in IFRS 9, impact is calculated based on the different behavior scenarios of the variables; to such end, a 36-month estimate on the variables used for the models is requested from a well-known economic consulting firm. This estimate is prepared for three alternative macroeconomic scenarios, to which a likelihood of occurrence is assigned.
Finally, the Bank calculates ECL by applying the alternative scenarios on a weighted basis, which are updated at least on a quarterly basis in each calendar quarter.
The value of the macroeconomic variables used in calculating the forward-looking adjustment is restricted to econometric model calculations and the estimates of the independent consultant in relation to those variables. However, in line with the “Guidance on credit risk and accounting for expected credit losses” of the Basel Banking Supervision Committee, the Bank applies its own criterion based on experience in order to consider reasonable and sustainable prospective information in due manner (including macroeconomic factors) and, as applicable, to determine the proper level of value corrections.

The following table shows the estimated values for the main macroeconomic variables used in the models for each scenario (base case, alternative 1 and alternative 2), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned probabilities	2025	2026	2027
		%	%	%	%
GDP growth %	Base case	65	5.00	4.99	3.04
	Alternative 1	30	2.52	3.49	4.48
	Alternative 2	5	0.48	2.01	4.51
Interest rates %	Base case	65	68.25	42.00	28.00
	Alternative 1	30	64.75	54.25	35.00
	Alternative 2	5	92.75	64.75	49.00

52.1.3	Overview of modified and forborne loans
From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.
The amortized cost of loans modified during 2024 and the associated net modification amounted to 15,049,918 and 481,123, respectively. The Bank does not consider loans using the mandatory extensions and payment facilities provide by BCRA as part of such modified loans. The amortized cost of loans modified during 2023 and the associated net modification amounted to 9,732,238 and 1,215,258, respectively.

52.1.4	Forward-looking allowances based on expert credit judgment
Adjustment for expectations of increased risk due to the change in economic policy
As of December 31, 2023, the Bank decided to record an allowance with expert criteria for 23,906,383, based on the estimation of the impact that a change in the economic regime proposed by the new authorities of the National Government, who took office on December 10, 2023, would have on the ECL. As of December 31, 2024, the Bank does not have allowance derived from expert criteria estimation.

52.1.5	Portfolio quality
The table below shows the analysis by aging of performing loans in a rre
ars (in days):

Portfolio Type	12/31/2024
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.9%	0.1%	0.0%	0.0%	0.0%
Commercial loans comparable to consumer	99.8%	0.2%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%

Total	99.9%	0.1%	0.0%	0.0%	0.0%

Portfolio Type	12/31/2023
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	100.0%	0.0%	0.0%	0.0%	0.0%
Commercial loans comparable to consumer	99.8%	0.2%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%

Total	99.9%	0.1%	0.0%	0.0%	0.0%

Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position
The following table shows the loans and other financing portfolio under credit risk by industry sector, classified by risk stage and identifying the expected loss calculated under individual or collective basis:

	1		2		3	12/31/2024
	Collective	Individual	Collective	Individual

Loans and other financing	4,193,694,008	1,493,279,244	156,267,208	15,149,753	66,625,209	5,925,015,422
Non-financial public sector	1,032,646	68,902,751	1,182			69,936,579
Other financial entities	352,214	61,759,479	837,346			62,949,039
Non-financial private sector	4,192,309,148	1,362,617,014	155,428,680	15,149,753	66,625,209	5,792,129,804
Individuals	2,158,038,101	47,554,995	80,109,719		34,136,850	2,319,839,665
Manufacturing industry	259,538,793	432,221,321	6,583,345	3,051,684	3,966,154	705,361,297
Agricultural and cattle industry	520,909,102	190,609,384	32,811,212		9,790,624	754,120,322
Services	669,017,753	108,702,066	19,258,791		10,399,846	807,378,456
Commercial activities	435,453,750	188,847,462	12,716,400	12,098,069	7,253,421	656,369,102
Exploration of mines and quarries	26,724,671	172,652,533	794,278		103,300	200,274,782
Financial intermediation	20,523,029	148,084,584	157,795		43,586	168,808,994
Construction activities	79,813,573	42,173,354	2,606,340		674,351	125,267,618
Electricity supply and gas	4,276,450	31,473,889	53,173		8,663	35,812,175
Public administration	16,811,277		326,342		248,366	17,385,985
Water supply and public sanitation	1,202,649	297,426	11,285		48	1,511,408

	1		2		3	12/31/2023
	Collective	Individual	Collective	Individual
Loans and other financing	2,986,182,196	886,073,325	140,030,545	54,043,019	43,538,327	4,109,867,412
Non-financial public sector	1,077,982	9,192,043	982		315	10,271,322
Other financial entities	9,361,589	12,378,327	10,971			21,750,887
Non-financial private sector	2,975,742,625	864,502,955	140,018,592	54,043,019	43,538,012	4,077,845,203
Individuals	1,341,045,752	67,752,160	57,821,067	7,790	19,362,581	1,485,989,350
Manufacturing Industry	199,094,673	215,618,279	12,399,099	15,044,704	910,812	443,067,567
Agricultural and cattle industry	464,392,695	158,063,407	22,398,712	7,813,461	13,268,950	665,937,225
Services	351,549,249	40,167,753	23,156,771		2,571,873	417,445,646
Commercial activities	419,316,160	169,993,661	15,399,958	4,535,775	4,707,198	613,952,752
Exploration of mines and quarries	56,792,906	63,335,329	994,139		1,595,310	122,717,684
Financial intermediation	44,365,631	98,211,771	678,305		119,025	143,374,732
Construction activities	53,177,301	43,717,259	6,497,183		916,238	104,307,981
Electricity supply and gas	33,443,021	7,643,336	227,702	26,641,289	7,193	67,962,541
Public administration	12,003,845		432,405		76,744	12,512,994
Water supply and public sanitation	561,392		13,251		2,088	576,731

Summary of Collateral and Other Credit Improvements
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2024.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other

Loans and other financing	5,925,015,422	9,239,133	251,840,134	197,696,554	123,569,899	5,835,392	1,230,433,637	1,818,614,749	4,106,400,673	123,354,597
Loans commitment	4,255,518,020	7,750,868		4,964,604	931	1,647,108	48,368,958	62,732,469	4,192,785,551	7,906,939
Other debt securities at amortized cost	2,687,773,982								2,687,773,982	608,845
Other financial assets	502,259,375								502,259,375	279,916
Other debt securities at fair value through OCI	444,535,991								444,535,991	83,741
Financial assets delivered as a guarantee	22,112,989								22,112,989	4,975

Total	13,837,215,779	16,990,001	251,840,134	202,661,158	123,570,830	7,482,500	1,278,802,595	1,881,347,218	11,955,868,561	132,239,013

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2024.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other

Loans and other financing	66,625,209	170,608	1,495,077	5,176,685			9,799,643	16,642,013	49,983,196	48,547,167
Loans commitment	62,785								62,785

Total	66,687,994	170,608	1,495,077	5,176,685			9,799,643	16,642,013	50,045,981	48,547,167

•	Guarantees received for the entire portfolio
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2023.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	4,109,867,412	85,681,201	201,194,995	254,607,051	112,275,475	56,138,316	762,082,531	1,471,979,569	2,637,887,843	116,827,575
Loans commitment	3,583,843,086	29,783,307		5,100,238	16,219	15,113,238	207,682,136	257,695,138	3,326,147,948	4,739,962
Other debt securities at amortized cost	305,121,591								305,121,591	1,896,337
Other financial assets	382,361,722						23,120,245	23,120,245	359,241,477	1,296,294
Other debt securities at fair value through OCI	635,193,334								635,193,334	121,569
Financial assets delivered as a guarantee	11,365,164								11,365,164	2,557

Total	9,027,752,309	115,464,508	201,194,995	259,707,289	112,291,694	71,251,554	992,884,912	1,752,794,952	7,274,957,357	124,884,294

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2023.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	43,538,327		1,209	8,678,109	358,888	1,214,618	7,005,284	17,258,108	26,280,219	33,783,461

Total	43,538,327		1,209	8,678,109	358,888	1,214,618	7,005,284	17,258,108	26,280,219	33,783,461

Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits
The following table shows the liquidity ratios during the fiscal years 202
4
and 202
3
, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits.

	2024	2023
December, 31	79.27%	118.00%
Average	95.99%	97.50%
Max	112.28%	118.00%
Min	79.27%	92.56%

Summary of Contractual Cash Flows and Other Financing
The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2024 and 2023:

Item	As of December 31, 2024

	Matured	Remaining terms to maturity						Total

		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial public sector		5,116,929	12,846,907	13,291,156	32,391,066	34,618,331		98,264,389
Financial sector		62,559,826	175,590	243,096	8,383,578	1,587,714	3,882	72,953,686
Non-financial private sector and foreign residents	33,715,329	2,198,701,728	825,930,778	961,357,708	1,122,689,315	1,236,273,229	1,327,936,871	7,706,604,958

Total	33,715,329	2,266,378,483	838,953,275	974,891,960	1,163,463,959	1,272,479,274	1,327,940,753	7,877,823,033

Item	As of December 31, 2023

	Matured	Remaining terms to maturity						Total

		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months

Non-financial public sector	235	6,861,636	3,086,386	237,839	396,354	457,441		11,039,891
Financial sector		16,932,594	813,452	5,688,866	8,538,159	4,721,603	1,851,895	38,546,569
Non-financial private sector and foreign residents	34,254,560	2,164,067,764	817,431,308	767,638,374	845,072,559	712,557,449	731,152,956	6,072,174,970

Total	34,254,795	2,187,861,994	821,331,146	773,565,079	854,007,072	717,736,493	733,004,851	6,121,761,430

Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accured
Additionally, the tables below disclose the maturity of the contractual future cash flows of the financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2024 and 2023:

Item	As of December 31, 2024
	Remaining terms to maturity						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months

Deposits	7,924,251,510	370,876,145	100,657,285	65,057,889	148,307	23,943	8,461,015,079
From the non-financial public sector	584,644,593	20,423,020	275,265	42,661,321			648,004,199
From the financial sector	12,022,826						12,022,826
From the non-financial private sector and foreign residents	7,327,584,091	350,453,125	100,382,020	22,396,568	148,307	23,943	7,800,988,054
Liabilities at fair value through profit or loss	7,183,451						7,183,451
Derivative instruments	288,115	451,132	417,059	165,296			1,321,602
Repo transactions	19,107,093						19,107,093
Other financial institutions	19,107,093						19,107,093
Other financial liabilities	995,224,520	2,944,923	3,085,342	4,811,845	9,844,731	25,596,092	1,041,507,453
Financing received from the BCRA and other financial institutions	18,564,961	16,579,495	8,149,077	95,037	183,346	174,375	43,746,291
Issued corporate bonds		95,508	104,322	15,324,335			15,524,165
Subordinated corporate bonds			13,667,842	13,667,842	438,831,767		466,167,451

Total	8,964,619,650	390,947,203	126,080,927	99,122,244	449,008,151	25,794,410	10,055,572,585

Item	As of December 31, 2023
	Remaining terms to maturity						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	6,743,077,751	405,662,330	303,973,951	143,467,314	2,853,084	32,094	7,599,066,524
From the non-financial public sector	397,668,386	13,300,743	11,058,094		3,695		422,030,918
From the financial sector	43,956,527						43,956,527
From the non-financial private sector and foreign residents	6,301,452,838	392,361,587	292,915,857	143,467,314	2,849,389	32,094	7,133,079,079
Liabilities at fair value through profit or loss	30,106,856						30,106,856
Derivative instruments	894,406	3,060,108	283,931	1,941,424			6,179,869
Repo transactions	51,533,416	17	5,178	15,307			51,553,918
Other financial institutions	51,533,416	17	5,178	15,307			51,553,918
Other financial liabilities	767,623,439	3,014,733	3,671,244	6,082,818	9,579,857	27,731,852	817,703,943
Financing received from the BCRA and other financial institutions	20,161,593	8,051,656	5,410,579	4,596,603	4,807,733	135,094	43,163,258
Issued corporate bonds		185,722	30,853,066	91,120,625	12,150,986		134,310,399
Subordinated corporate bonds			23,336,511	23,336,511	46,673,023	749,262,564	842,608,609

Total	7,613,397,461	419,974,566	367,534,460	270,560,602	76,064,683	777,161,604	9,524,693,376

Summary of Bank's VaR by type of Risks
As of December 31, 2024 and 2023, the Bank’s economic capital by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2024	12/31/2023
Interest rate risk	186,147	64,212
Currency exchange rate risk	79,837	50,338
Price risk	29,492	33,028

Consumer [member]
Statement [LineItems]
Disclosure of internal credit grades
The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2024		12/31/2023
	Weighted PD	% Gross carrying amount	Weighted PD	% Gross carrying amount
Performing	1.53%	96.83%	1.13%	96.32%
High grade	0.68%	85.76%	0.66%	88.70%
Standard grade	4.56%	6.06%	4.06%	4.53%
Sub-standard grade	12.19%	5.01%	10.39%	3.09%
Past due but not impaired	34.61%	2.05%	46.56%	2.62%
Impaired	100.00%	1.12%	100.00%	1.06%

Total		100.00		100.00